Filed with the Securities and Exchange Commission on July 30, 1999

                                                               File No. 2-65669
                                                               File No. 811-2959

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.
                                                     ------

                         Post-Effective Amendment No. 28
                                                     ------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     30
                         ------

                           Scudder Tax Free Money Fund
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------

                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA    02110
                    -----------------------------------    -----
                       (Name Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/___/    On __________________ pursuant to paragraph (b)
/ X /    On October 1, 1999 pursuant to paragraph (a) (1)
/___/    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SCUDDER

--------------------------------------------------------------------------------
 Money Market
--------------------------------------------------------------------------------

Money Market Funds

Scudder Tax Free Money Fund
Fund #000

Scudder U.S. Treasury
Money Fund     Fund #000

Scudder Cash Investment Trust
Fund #000

Scudder Money Market Series
Premium Shares
Prime Reserve Shares
Fund #000

Prospectus
October 1, 1999



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Funds

             How the funds work

                2   Tax Free Money Fund

                6   U.S. Treasury Money Fund

               10   Cash Investment Trust

               14   Money Market Series

               18   Other Policies and Risks

               19   Who Manages and Oversees the Funds

               22   Financial Highlights


             How to invest in the funds

               28   How to Buy Shares

               29   How to Exchange or Sell Shares

               30   Policies You Should Know About

               35   Understanding Distributions and Taxes

How the funds work


These funds are money funds, meaning that they seek to maintain a stable $1.00 share price in order to preserve the value of your investment.

Taken as a group, they represent a spectrum of approaches to money fund investing, from an emphasis on yield to an emphasis on even higher credit quality than money fund regulations require. Two funds invest for income that is free from certain income taxes.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                    ticker symbol  |   XXXXX    fund number   |   000

Scudder Tax Free Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. It does this by investing at least 80% of net assets in short-term municipal securities. The income from these securities is free from regular federal income tax and from alternative minimum tax (AMT). The fund may buy many types of municipal securities, but all must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

--------------------------------------------------------------------------------

2 | Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity, and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the municipal market, the fund increases its exposure to any factors affecting these regions or sectors.

Because the fund may invest up to 20% of net assets in securities whose dividends are subject to AMT, a portion of the fund's income may be taxable for some investors.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed

                                                 Scudder Tax Free Money Fund | 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90

--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

4 | Scudder Tax Free Money Fund

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.


--------------------------------------------------------------------------------
 Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000
--------------------------------------------------------------------------------

                                                 Scudder Tax Free Money Fund | 5

--------------------------------------------------------------------------------
                    ticker symbol  |   XXXXX    fund number  |    000

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide safety, liquidity income that is consistent with safety, liquidity, and stability of shareholders' capital. It does this by investing at least 80% of total assets in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. While the fund may place up to 20% of total assets in other types of investments, it can only invest in short-term securities that are guaranteed by the U.S. government.

Income from Treasuries is free from state and local income taxes, and for most fund shareholders the bulk of the earnings the fund distributes will be free from these taxes as well (though not from federal income tax).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

6 | Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------
[ICON] Investors whose primary concerns are quality and liquidity may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government-guaranteed securities.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the fund's dividends are taxed, particularly in certain states or localities

                                            Scudder U.S. Treasury Money Fund | 7

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------


1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90

--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

8 | Scudder U.S. Treasury Money Fund

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.

--------------------------------------------------------------------------------
 Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000             $0,000           $0,000            $0,000
--------------------------------------------------------------------------------

                                            Scudder U.S. Treasury Money Fund | 9

--------------------------------------------------------------------------------
                    ticker symbol     XXXXX    fund number      000

Scudder Cash Investment Trust
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. It does this by investing exclusively in short-term securities that are denominated in U.S. dollars.

The fund may buy securities from many types of issuers, including the U.S. government, banks, corporations, and municipalities. However, everything the fund buys must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

10 | Scudder Cash Investment Trust

--------------------------------------------------------------------------------
[ICON] This fund, a broadly diversified money fund with an equal emphasis on credit quality and yield, could serve investors who want a versatile money fund that's well suited to a range of purposes.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to any factors affecting these sectors.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                              Scudder Cash Investment Trust | 11

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90



--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

12 | Scudder Cash Investment Trust

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
 Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.00%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.00%
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.00%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at 0.00% through 00/00/00.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
  $000              $0,000           $0,000           $0,000
--------------------------------------------------------------------------------

                                              Scudder Cash Investment Trust | 13

--------------------------------------------------------------------------------
       ticker symbols    Premium Shares        |   XXXXX   fund number  |    000
                         Prime Reserve Shares  |   XXXXX

Scudder Money Market Series
--------------------------------------------------------------------------------

Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in short-term securities that are denominated in U.S. dollars, as well as repurchase agreements that are backed by these securities.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations, and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's hold ings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities

14 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] With its higher investment minimums and reduced transaction features, this fund may be appropriate for investors interested in a longer-term cash investment.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to any factors affecting these sectors. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                                Scudder Money Market Series | 15

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns for the fund's Premium Shares have varied from year to year, which may give some idea of risk. Below the chart is a table showing how returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. (Because Prime Reserve Shares are new, they did not have a full calendar year of performance to report as of the date of this prospectus.)

--------------------------------------------------------------------------------
 Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 00.00  -00.00  00.00  00.00  00.00 00.00  00.00  00.00  00.00  00.00

  `89     `90    `91    `92    `93   `94    `95    `96    `97    `98

--------------------------------------------------------------------------------

1999 Total Return as of June 30: 0.00%
Best Quarter: 0.00%, Q0 `90    Worst Quarter: -0.00%, Q0 `90

--------------------------------------------------------------------------------
 Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

  1 Year                   5 Years                  10 Years
--------------------------------------------------------------------------------
   0.00                     0.00                      0.00
--------------------------------------------------------------------------------


To find out the fund's current seven-day yield, call 1-800-SCUDDER.


16 | Scudder Money Market Series

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
                                                       Prime
                                        Premium       Reserve
Fee Table                               Shares        Shares
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees            None          None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                           0.00%         0.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                 None          None
--------------------------------------------------------------------------------
Other Expenses*                          0.00%         0.00%
                                      ------------------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses          0.00%         0.00%
--------------------------------------------------------------------------------
Expense Reimbursement                    0.00%         0.00%
--------------------------------------------------------------------------------
 Net Annual Operating Expenses**         0.00%         0.00%

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**   By contract, expenses are capped at o.oo% through 00/00/00.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare the expenses of the fund's Premium Shares and Prime Reserve Shares to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.

 Share Class       1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
 Premium            $000      $0,000      $0,000      $0,000
--------------------------------------------------------------------------------
 Prime Reserve      $000      $0,000      $0,000      $0,000
--------------------------------------------------------------------------------

                                                Scudder Money Market Series | 17

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be rare, a fund's Board of Directors could change that fund's investment goal and other policies without seeking shareholder approval.

o As a temporary measure, Scudder Tax Free Money Fund could shift up to 100% of assets into defensive investments such as taxable money market securities. This could help prevent losses, but would mean that the fund was not pursuing its goal.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the security will usually be sold unless the adviser or the Board of Directors believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING THREE PARAGRAPHS.

--------------------------------------------------------------------------------
FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

18 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The investment adviser for these funds is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $xxx billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of its average daily net assets:


 Fund Name                                          Fee Paid
--------------------------------------------------------------------------------
 Scudder Tax Free Money Fund                          0.00%
--------------------------------------------------------------------------------
 Scudder U.S. Treasury Money Fund                     0.00%
--------------------------------------------------------------------------------
 Scudder Cash Investment Trust                        0.00%
--------------------------------------------------------------------------------
 Scudder Money Market Series, Premium Shares          0.00%
--------------------------------------------------------------------------------
 Scudder Money Market Series, Prime Reserve Shares    0.00%
--------------------------------------------------------------------------------

                                         Who Manages and Oversees the Funds | 19

The portfolio managers

Below are the people who handle the day-to-day management of each fund in this prospectus.

Scudder Tax Free Money Fund

  Frank J. Rachwalski
  Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

  Jerri I. Cohen
     o Began investment career in 1981
     o Joined the adviser in 1981
     o Joined the fund team in [YEAR]

Scudder U.S. Treasury Money Fund

  Frank J. Rachwalski
  Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

  Dean Meddaugh
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]

  Christopher Proctor
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]

Scudder Cash Investment Trust

Scudder Money Market Series

  Frank J. Rachwalski
  Lead Portfolio Manager
     o Began investment career in 1973
     o Joined the adviser in 1973
     o Joined the fund team in [YEAR]

  Dean Meddaugh
     o Began investment career in [YEAR]
     o Joined the adviser in [YEAR]
     o Joined the fund team in [YEAR]

20 | Who Manages and Oversees the Funds

The directors

A mutual fund's Board of Directors is responsible for the general oversight of the fund's business. The individuals below serve concurrently as the directors for all funds in this prospectus. The majority of these directors are not affiliated with Scudder Kemper. The independent directors have primary responsibility for assuring that each fund is managed in the best interests of its shareholders.

                                         Who Manages and Oversees the Funds | 21

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Tax Free Money Fund

 Years ended March 31,                       1998           1997(a)
--------------------------------------------------------------------------------

 Per-share data ($)
--------------------------------------------------------------------------------
 Net asset value, beginning of period        00.00          00.00
--------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                     00.00          00.00
--------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)           (00.00)         00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
   Total from investment operations          00.00          00.00
--------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------
   Dividends from net investment income      00.00         (00.00)
--------------------------------------------------------------------------------
   Distributions from capital gains          00.00          00.00
--------------------------------------------------------------------------------
   Returns of capital                        00.00          00.00
--------------------------------------------------------------------------------
   Total distributions                       00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Net asset value, end of period              00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Total Return (%)                            00.00          00.00
--------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets     0.00            0.00
--------------------------------------------------------------------------------
 Ratio of net income to average net assets  00.00           00.00
--------------------------------------------------------------------------------
 Portfolio turnover rate                   000.00          000.00
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)     000,000         000,000
--------------------------------------------------------------------------------

22 | Financial Highlights

Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------------------------------
 Years ended March 31,                        1998^1      1997     1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------


 Per-share data ($)
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          00.00     00.00     00.00     00.00     00.00     00.00
                                           -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------
   Net investment income                       00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)            (00.00)     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total from investment operations            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------------------------------
   Dividends from net investment income        00.00    (00.00)    00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Distributions from capital gains            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Returns of capital                          00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total distributions                         00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Total Return (%)                              00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets        0.00      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------------------
 Ratio of net income to average net assets     00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                      000.00    000.00    000.00    000.00    000.00    000.00
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)       000,000   000,000   000,000   000,000   000,000   000,000
--------------------------------------------------------------------------------------------------------

                                                       Financial Highlights | 23

Scudder Cash Investment Trust

 Years ended February 28,                    1998           1997(a)
--------------------------------------------------------------------------------

 Per-share data ($)
--------------------------------------------------------------------------------
 Net asset value, beginning of period        00.00          00.00
--------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------
   Net investment income                     00.00          00.00
--------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)           (00.00)         00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
   Total from investment operations          00.00          00.00
--------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------
   Dividends from net investment income      00.00         (00.00)
--------------------------------------------------------------------------------
   Distributions from capital gains          00.00          00.00
--------------------------------------------------------------------------------
   Returns of capital                        00.00          00.00
--------------------------------------------------------------------------------
   Total distributions                       00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Net asset value, end of period              00.00          00.00
                                        ----------------------------------------
--------------------------------------------------------------------------------
 Total Return (%)                            00.00          00.00
--------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------
 Ratio of expenses to average net assets     0.00            0.00
--------------------------------------------------------------------------------
 Ratio of net income to average net assets  00.00           00.00
--------------------------------------------------------------------------------
 Portfolio turnover rate                   000.00          000.00
--------------------------------------------------------------------------------
Net assets, end of period ($ x 1,000)     000,000         000,000
--------------------------------------------------------------------------------

24 | Financial Highlights

Scudder Money Market Series Premium Shares

--------------------------------------------------------------------------------------------------------
 Years ended December 31                     1998^1      1997     1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------


 Per-share data ($)
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          00.00     00.00     00.00     00.00     00.00     00.00
                                           -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------
   Net investment income                       00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)            (00.00)     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total from investment operations            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------------------------------
   Dividends from net investment income        00.00    (00.00)    00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Distributions from capital gains            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Returns of capital                          00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total distributions                         00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Total Return (%)                              00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets        0.00      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------------------
 Ratio of net income to average net assets     00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                      000.00    000.00    000.00    000.00    000.00    000.00
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)       000,000   000,000   000,000   000,000   000,000   000,000
--------------------------------------------------------------------------------------------------------

1 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna.

2 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna aliquam erat volutpat.

                                                       Financial Highlights | 25

Scudder Money Market Series  Prime Reserve Shares

--------------------------------------------------------------------------------------------------------
 Years ended December 31,                      1998^1      1997     1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------


 Per-share data ($)
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          00.00     00.00     00.00     00.00     00.00     00.00
                                           -------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Income from investment operations
--------------------------------------------------------------------------------------------------------
   Net investment income                       00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Net gains or losses on securities
   (both realized and unrealized)            (00.00)     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total from investment operations            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Less Distributions
--------------------------------------------------------------------------------------------------------
   Dividends from net investment income        00.00    (00.00)    00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Distributions from capital gains            00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
   Returns of capital                          00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
   Total distributions                         00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                00.00     00.00     00.00     00.00     00.00     00.00
                                          --------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
 Total Return (%)                              00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------

 Ratios/supplemental data (%)
--------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets        0.00      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------------------------------------
 Ratio of net income to average net assets     00.00     00.00     00.00     00.00     00.00     00.00
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                      000.00    000.00    000.00    000.00    000.00    000.00
--------------------------------------------------------------------------------------------------------
 Net assets, end of period ($ x 1,000)       000,000   000,000   000,000   000,000   000,000   000,000
--------------------------------------------------------------------------------------------------------

1 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna.

2 Lorem ipsum dolor sit amet, consectetuer adipiscing elit, sed diam nonummy nibh euismod tincidunt ut laoreet dolore magna aliquam erat volutpat.

26 | Financial Highlights

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket, or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

------------------------------------------------------------------------------------------------
                              First investment              Additional investments
------------------------------------------------------------------------------------------------

                              Money Market Series:          Money Market Series:
                              $10,000 or more for Prime     $1,000 or more for either
                              Reserve Shares; $25,000 or    share class
                              more for Premium Shares
                                                            All other funds:
                              All other funds:              $100 or more; $50 or more
                              $2,500 or more; $1,000 or     for IRAs or when using an
                              more for IRAs*                Automatic Investment Plan
------------------------------------------------------------------------------------------------
 By mail                      o Fill out and sign an        o Send a check and a Scudder
 or express                     application                   investment slip to us at the
 (see below)                                                  appropriate address below
                              o Send it to us at the
                                appropriate address, along  o If you don't have an investment
                                with an investment check      slip, simply include a letter
                                                              with your name, account number,
                                                              the full name of the fund, and
                                                              your investment instructions
------------------------------------------------------------------------------------------------
 By wire                      o Call 1-800-SCUDDER          o Call 1-800-SCUDDER for
                                for instructions              instructions
------------------------------------------------------------------------------------------------
 By phone                     --                            o Call 1-800-SCUDDER for
                                                              instructions
------------------------------------------------------------------------------------------------
 With an                      --                            o To set up regular investments
 automatic                                                    from a bank checking account,
 investment                                                   call 1-800-SCUDDER
 plan
------------------------------------------------------------------------------------------------
 Using QuickBuy               --                            o Call 1-800-SCUDDER

------------------------------------------------------------------------------------------------

*    Scudder Tax Free Money Fund is not appropriate for IRAs.


--------------------------------------------------------------------------------
[ICON]         Regular mail:

               The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

               Express, registered or certified mail:
               The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

               Fax number: 1-800-SCUDDER (for exchanging and selling only)
--------------------------------------------------------------------------------

28 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------------------------------
                                   Exchanging into another fund       Selling shares
------------------------------------------------------------------------------------------------------------

                                   To open a new account:             Some transactions, including
                                   same mimimum as for a              most for over $100,000, can
                                   new investment                     only be ordered in writing;
                                                                      if you're in doubt, see page 00
                                   For exchanges between
                                   existing accounts:

                                   Money Market Series:
                                   $1,000 or more for either
                                   share class

                                   All other funds:
                                   $100 or more
------------------------------------------------------------------------------------------------------------
 By phone                          o Call 1-800-SCUDDER for           o Call 1-800-SCUDDER for
 or wire                             instructions                       instructions

------------------------------------------------------------------------------------------------------------
 Using SAIL(TM)                    o Call 1-800-343-2890 and          o Call 1-800-343-2890 and
                                     follow the instructions            follow the instructions

------------------------------------------------------------------------------------------------------------
 By mail, express, or fax          Write a letter that includes:      Write a letter that includes:
 (see previous page)
                                   o the fund, class, and account     o the fund, class, and account
                                     number you're exchanging           number from which you want
                                     out of                             to sell shares

                                   o the dollar amount or number      o the dollar amount or number
                                     of shares you want to              of shares you want to sell
                                     exchange
                                                                      o your name(s), signature(s),
                                   o the name and class of the          and address, as they appear
                                     fund you want to exchange          on your account
                                     into
                                                                      o a daytime telephone number
                                   o your name(s), signature(s),
                                     and address, as they appear
                                     on your account

                                   o a daytime telephone number
------------------------------------------------------------------------------------------------------------
 With an                           --                                 o To set up regular cash payments
 automatic                                                              from a Scudder fund account,
 withdrawal                                                             call 1-800-SCUDDER
 plan
------------------------------------------------------------------------------------------------------------
 Using QuickSell                   --                                 o Call 1-800-SCUDDER

------------------------------------------------------------------------------------------------------------
  Using                            --                                 o On Limited Term  and
  Checkwriting                                                          Money Funds only; call
                                                                        1-800-SCUDDER
------------------------------------------------------------------------------------------------------------

                                             How to Exchange or Sell Shares | 29

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Except for Scudder Money Market Series, each fund also calculates its share price as of 12:00 noon on business days.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

30 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------


Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, with all funds except for Scudder Money Market Series, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund except Scudder Money Market Series and wire you the proceeds on the same day, as long as we receive your request before 12:00 noon. However, you won't receive that day's dividend.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 with Scudder Money Market Series or less than $100 with all other funds. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

                                             Policies You Should Know About | 31

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

32 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

For each fund and share class in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV for each fund and share class, the funds use the following equation:


        Total assets - total liabilities
       ----------------------------------       =   NAV
       Total Number of shares outstanding


In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

                                             Policies You Should Know About | 33

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o with Scudder Money Market Series, close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Shares and $20,000 for Premium Shares; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

o with all other funds, charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; the notification and exemption policies are the same as in the bullet above

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

34 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. The funds don't expect to make short- or long-term capital gains distributions, although if they did make any they would do so in December.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which fund you are in and which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:


 Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
  o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
  o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

 Generally taxed at capital gains rates
--------------------------------------------------------------------------------
  o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
  o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

                                      Understanding Distributions and Taxes | 35

For most shareholders, dividends from Scudder Tax Free Money Fund are generally free from federal income tax, and dividends from Scudder U.S. Treasury Money Fund are generally free from state and local income tax. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities or as the result of short-term capital gains

o with Scudder Tax Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o with Scudder U.S. Treasury Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are

As noted earlier, the funds don't expect to make short- or long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares.

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

36 | Understanding Distributions and Taxes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                           SEC
PO Box 2291                             450 Fifth Street, N.W.
Boston, MA 02107-2291                   Washington, DC 20549-6009
1-800-SCUDDER                           1-800-SEC-0330
www.scudder.com                         www.sec.gov

 Fund Name                                         SEC File #
--------------------------------------------------------------------------------
 Scudder Tax Free Money Fund                       000-0000
--------------------------------------------------------------------------------
 Scudder U.S. Treasury Money Fund                  000-0000
--------------------------------------------------------------------------------
 Scudder Cash Investment Trust                     000-0000
--------------------------------------------------------------------------------
Scudder Money Market Series                        000-0000
--------------------------------------------------------------------------------

                          SCUDDER CASH INVESTMENT TRUST

   A No-load (No Sales Charges) Mutual Fund Seeking to Maintain the Stability
                      of Capital and, consistent therewith,
       to Maintain the Liquidity of Capital and to Provide Current Income.
                   The Fund Seeks to Achieve Its Objective by
                Investing in High Quality, Short-Term Securities.

                                       and

                        SCUDDER U.S. TREASURY MONEY FUND

         A No-load (No Sales Charges) Money Market Fund Seeking Safety,
          Liquidity and Stability of Capital and, consistent therewith, to Provide Current Income.
             The Fund Seeks to Achieve Its Objective by Investing in
        Short-Term U.S. Government Securities and Repurchase Agreements.

                                       and

                           SCUDDER TAX FREE MONEY FUND

                 A No-Load (No Sales Charges) Money Market Fund
          Seeking to Provide Income Exempt from Regular Federal Income
                         Tax and Stability of Principal.
             The Fund Seeks to Achieve Its Objective by Investing in
                              Municipal Securities.


--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 1999



--------------------------------------------------------------------------------






         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund, Scudder Tax Free Money Fund and Scudder Money Market Series -- Scudder Prime Reserve Money Market Shares and Scudder Premium Money Market Shares dated October 1, 1999, as may be amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Reports to Shareholders for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund dated May 31, 1999, are incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.


                                TABLE OF CONTENTS
                                                                                                                 Page

THE FUNDS'INVESTMENT OBJECTIVES AND POLICIES........................................................................1
         General Investment Objectives and Policies.................................................................1
         Scudder Cash Investment Trust..............................................................................1
         Scudder U.S. Treasury Money Fund...........................................................................3
         Scudder Tax Free Money Fund................................................................................4
         Specialized Investment Techniques of the Funds.............................................................9
         Trustees'Power to Change Objectives and Policies..........................................................13
         Investment Restrictions...................................................................................13
         Master/feeder structure...................................................................................15

PURCHASES..........................................................................................................16
         Additional Information About Opening an Account...........................................................16
         Minimum balances..........................................................................................16
         Checks....................................................................................................16
         Wire Transfer of Federal Funds............................................................................17
         Additional Information About Making Subsequent Investments by QuickBuy....................................17
         Share Price...............................................................................................17
         Share Certificates........................................................................................18
         Other Information.........................................................................................18

EXCHANGES AND REDEMPTIONS..........................................................................................18
         Exchanges.................................................................................................18
         Redemption by Telephone...................................................................................19
         Redemption By QuickSell...................................................................................20
         Redemption by Mail or Fax.................................................................................20
         Redemption by Checkwriting................................................................................21
         Other Information.........................................................................................21

FEATURES AND SERVICES OFFERED BY THE FUNDS.........................................................................21
         The No-Load Concept.......................................................................................21
         Internet access...........................................................................................22
         Dividends and Capital Gains Distribution Options..........................................................22
         Scudder Investor Centers..................................................................................23
         Reports to Shareholders...................................................................................23
         Transaction Summaries.....................................................................................23

THE SCUDDER FAMILY OF FUNDS........................................................................................23

SPECIAL PLAN ACCOUNTS..............................................................................................26
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for Corporations
            and Self-Employed Individuals..........................................................................26
         Scudder 401(k):  Cash or Deferred  Profit-Sharing Plan for Corporations and Self-Employed Individuals.....27
         Scudder IRA:  Individual Retirement Account...............................................................27
         Scudder Roth IRA:  Individual Retirement Account..........................................................28
         Scudder 403(b) Plan.......................................................................................28
         Automatic Withdrawal Plan.................................................................................28
         Group or Salary Deduction Plan............................................................................29
         Automatic Investment Plan.................................................................................29
         Uniform Transfers/Gifts to Minors Act.....................................................................29

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..........................................................................29

                                        i

                          TABLE OF CONTENTS (continued)
                                                                                                                 Page

PERFORMANCE INFORMATION............................................................................................31
         Yield.....................................................................................................31
         Effective Yield...........................................................................................31
         Tax-Equivalent Yield -- Scudder Tax Free Money Fund.......................................................31
         Average Annual Total Return...............................................................................32
         Cumulative Total Return...................................................................................32
         Total Return..............................................................................................33
         Comparison of Fund Performance............................................................................33

ORGANIZATION OF THE FUNDS..........................................................................................34

INVESTMENT ADVISER.................................................................................................35
         Personal Investments by Employees of the Adviser..........................................................39

TRUSTEES AND OFFICERS..............................................................................................39

REMUNERATION.......................................................................................................41
         Responsibilities  of the  Board -- Board  and  Committee Meetings.........................................41
         Compensation of Officers and Trustees.....................................................................41

DISTRIBUTOR........................................................................................................42

TAXES    ..........................................................................................................43

PORTFOLIO TRANSACTIONS.............................................................................................46
         Brokerage Commissions.....................................................................................46

NET ASSET VALUE....................................................................................................47

ADDITIONAL INFORMATION.............................................................................................47
         Experts...................................................................................................47
         Shareholder Indemnification...............................................................................48
         Other Information.........................................................................................48

FINANCIAL STATEMENTS...............................................................................................49
         Scudder Cash Investment Trust.............................................................................49
         Scudder U.S. Treasury Money Fund..........................................................................49
         Scudder Tax Free Money Fund...............................................................................49

APPENDIX
         Ratings of Municipal Obligations
         Commercial Paper Ratings

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES


         Scudder Cash Investment Trust is sometimes referred to herein as "SCIT." Scudder U.S. Treasury Money Fund is sometimes referred to herein as "Treasury Fund." Scudder Tax Free Money Fund is sometimes referred to herein as STFMF. SCIT, Treasury Fund and STFMF are sometimes jointly referred to herein as the "Funds" or "Scudder Money Market Funds."


General Investment Objectives and Policies

         Descriptions   in  this  Statement  of  Additional   Information  of  a
particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. ("the Adviser"), in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance.

 Scudder Cash Investment Trust

         Scudder Cash Investment Trust is a no-load, open-end, diversified management investment company. SCIT's investment objectives are to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. SCIT's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the Fund's objectives of maintaining the stability and liquidity of capital. There is no assurance that SCIT's investment objectives will be achieved. Unless otherwise stated, the investment objectives and policies of SCIT are nonfundamental and may be changed by the Trustees without a vote of a majority of the outstanding voting securities of the Fund, as that term is defined below in "Investment Restrictions." All of the securities in which SCIT may invest are U.S. dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the U.S. Government.

         SCIT may invest in short-term securities consisting of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

         SCIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

         In addition, SCIT may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.

         Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations -- Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2 -- or are rated at the time of purchase by Standard & Poor's Corporation ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1, or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations -- AAA/AA or within Fitch's highest short term rating categories of F-1 and F-2, all in such proportions as management will determine. SCIT also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. SCIT may also invest in municipal securities which are unrated if, in the opinion of the Adviser, such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.

Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under Federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. SCIT may invest in certificates of deposit of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. The Fund does not invest in certificates of deposit of foreign banks. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         SCIT may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by SCIT will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

Eurodollar Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by SCIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Participation Interests. SCIT may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interest, determined by the Adviser to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.

Asset-backed securities. Asset backed securities may include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Scudder U.S. Treasury Money Fund

         Scudder U.S. Treasury Money Fund is a no-load, open-end, diversified management investment company. Treasury Fund's investment objectives are to provide safety, liquidity and stability of capital, and consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily. There can be no assurance that the Fund's objectives will be met.

         The Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements. The Fund is a "fixed-price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. The Fund's price stability makes it so that it may be suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk. The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury obligations. The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by the U.S. Treasury obligations. At least 80% of the Fund's total assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund may also invest in when-issued securities whose market value may involve an unrealized gain or loss prior to settlement. In addition, the Fund may invest in illiquid securities.

         The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund, to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

         The Fund's investments in U.S. Government securities may have maturities of up to 762 calendar days; all other portfolio securities will have maturities of up to 397 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

         For purposes of determining the percentage of the fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Scudder Tax Free Money Fund

         Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

         The Fund seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

         All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies:
Moody's (Aaa and Aa, MIG 1 and MIG 2, and P1 and P-2), S&P (AAA and AA, SP1+ and SP1, A1+ and A1 and A-2) and Fitch (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

         The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

         Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements.


         The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% of net assets limitation on investing in securities whose investment income is subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation.

         It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in short-term municipal securities.

         Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments or may otherwise vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In 1998, all the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, participation interests and when-issued or forward delivery securities.


Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds."


         1. Municipal Notes. Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.


         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.


         2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.


         Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. STFMF may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds. For the purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.


         3. Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.


         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and

(4) the nature of the marketplace in which the security trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

         The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable.


         4. Other Municipal Securities. There is, in addition, a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.


         The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Fund, or (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

         5. General Considerations. An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal securities which were not publicly offered initially.


         Securities purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable contained in the Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to the Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of the Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not General Obligation Bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         The Fund expects that it will not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or more than 25% of its total assets in municipal securities the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. The Fund may invest more than 25% of its total assets in municipal securities of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal securities of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.

Stand-by Commitments. The Fund may engage in Stand-by Commitments. STFMF has received an order from the SEC which will enable it to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the same-day payments of redemption proceeds in federal funds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal security from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at that Fund's option, at a specified price. Stand-by Commitments are also known as "puts." STFMF's, investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The acquisition of or the power to exercise a Stand-by Commitment will not affect the valuation or maturity of STFMF's underlying portfolio, which will be valued in accordance with the order of the SEC. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by Commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by a Fund's custodian; (2) a Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal securities purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal securities which are subject to the commitment (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Since STFMF will value municipal securities on an amortized cost basis, the amount receivable upon exercise of a Stand-by Commitment will be substantially the same as the value assigned by that Fund to the underlying securities. Moreover, while there is little risk of an event occurring which would make amortized cost valuation of its portfolio securities inappropriate, if such condition developed, the securities may, in the discretion of the Trustees, be valued on the basis of available market information and held to maturity. The Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal securities in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.

         The Fund expects that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of total assets of the Fund calculated immediately after any Stand-by Commitment is acquired.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Fund's Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. When the Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. In addition, for purposes of complying with the condition of the SEC's amortized cost Rule that the dollar-weighted average maturity of its portfolio shall not exceed 90 days, the maturity of a portfolio security of STFMF shall not be considered shortened or otherwise affected by any Stand-by Commitment to which such security is subject.

         Management of the Fund understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. These long-term fixed rate bonds coupled with puts may present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Participation Interests. STFMF may purchase from banks participation interests in all or part of specific holdings of municipal securities. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the municipal security does not meet the quality standards of STFMF, the credit of the selling bank will. STFMF has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal security plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain a high quality investment portfolio or (3) upon a default under the terms of the municipal security. The selling bank may receive a fee from STFMF in connection with the arrangement. STFMF will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Trustees of the Fund that interest earned by the Fund on municipal obligations in which it holds participation interests is exempt from federal income tax. An opinion of counsel is not binding on the Service and there is no assurance that the Service will agree with any opinion of counsel.

Specialized Investment Techniques of the Funds

Floating and Variable Rate Instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Municipal Obligations. Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

         Each Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Each Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, each Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in each Fund.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the adviser, are of investment quality comparable to other permitted investments of each Fund may be used for letter of credit backed investments.

Securities with Put Rights. Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940, as amended (the "1940 Act"), and with commercial banks.

         The right of each Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although each Fund may sell the underlying securities to a third party at any time. If necessary and advisable, each Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). Each Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of each Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds, might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of each Fund. Where the Funds pay directly or indirectly for a put, its cost will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by each Fund will not be considered shortened by any put to which such obligation is subject.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals (not exceeding 397 calendar days) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Funds receive a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Funds will be that of holding such a long-term bond and the dollar-weighted average maturity of each Fund's portfolio would be adversely affected.

Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the Securities and Exchange Commission (the "SEC"), each Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that Rule, the Trustees of each Fund have approved policies established by the Funds' Adviser reasonably calculated to prevent each Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Trustees of each Fund will periodically review the Adviser's operations under such policies at regularly scheduled Trustees' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in each Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of each Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Funds are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a Fund's investments, as a matter of non-fundamental policy, each Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. Each Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Fund may not make more than one such investment at any time during such period. Each Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, each Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

Portfolio Maturity. The assets of each Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less (except in the case of Government securities, 762 calendar days) from date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the two portfolios will vary according to the management's appraisal of money market conditions. Each Fund will invest only in securities determined by or under the direction of the Trustees to be of high quality with minimal credit risks.

Portfolio Turnover. The Funds may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Although such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve a Fund's overall investment return, consistent with its objectives.

U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Treasury, by federal agencies, or by instrumentalities established or sponsored by the U.S. Government. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. They include Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Obligations guaranteed by the U.S. Treasury include Government National Mortgage Association participation certificates. Obligations of a federal agency or U.S. Government instrumentality may be supported in various ways, including the limited authority of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality, such as Federal National Mortgage Association bonds; or the credit only of the issuing agency or instrumentality, such as Student Loan Marketing Association. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment, which agency may be privately owned. These securities may bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

When-issued and Forward Delivery Securities. Government securities are frequently offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date normally within 45 days after the date of the commitment to purchase. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are not invested prior to the settlement of a purchase of securities, the Funds will earn no income; however, it is intended that the Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Funds will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its respective net asset values. None of the Funds believes that their net asset value or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account in which to maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Each Fund will not enter into such transactions for leverage purposes.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and, as described in more detail below, the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of each Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         The conclusions and investment decisions of the Adviser with respect to each Fund are based primarily on the analyses of its own research specialists. While these specialists have the major responsibility for doing research on debt securities, they receive the support of the Adviser's general economics department for studies on interest rate trends and of the Adviser's stock research analysts for consultation on the qualitative aspects of credit analysis which enable the Adviser to establish its own credit ratings for issuers of senior securities. The Adviser believes it is important to have this combination of specialized skills available for developing the proper investment strategies for the Funds. The Adviser subscribes to leading bond information services and receives directly published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by the each Fund will involve special risk considerations. Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Trustees' Power to Change Objectives and Policies

         The objectives and policies of the Funds described above may be changed, unless expressly stated to the contrary, by their respective Trustees without a vote of their shareholders.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.


         As a matter of fundamental policy, SCIT will not:

         1.       borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time ( except SCIT reserves the freedom of action to concentrate its investments in instruments issued by domestic banks);

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         7. make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


         In addition, although not a matter of fundamental policy, SCIT does not currently intend to:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         2. lend portfolio securities in an amount greater than 5% of its total assets.

         As a matter of fundamental policy Treasury Fund may not:

         1.       borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         7. make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         Treasury Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

         Although not a matter of fundamental policy Treasury Fund may not:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         2. lend portfolio securities in an amount greater than 5% of its total assets.

         As a matter of fundamental policy, Scudder Tax Free Money may not:

         1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         7. make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         In addition, as a matter of fundamental policy, Scudder Tax Free Money Fund will:

         1.       have at least 80% of its net  assets  invested  in  short-term
                  municipal   securities   during   periods  of  normal   market
                  conditions.

         As a matter of non-fundamental policy, Scudder Tax Free Money Fund may not:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; and

         2. lend portfolio securities in an amount greater than 5% of its total assets.

Master/feeder structure

         The Board of Trustees of each Fund has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                                    PURCHASES

Additional Information About Opening an Account


         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with Scudder or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, Account
Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on or payable through a United States bank.

         If shares of a Fund are purchased with a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of a Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more, you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, each Fund pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of either Fund.

Additional Information About Making Subsequent Investments by
QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

         Purchases made by check will be filled without sales charge at the close of regular trading on the Exchange on the day the check is received by the Transfer Agent in good order. Net asset value of each Fund normally is computed twice a day, as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in either
Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases of each Fund by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt investors a certification of exempt status) will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

         The Funds may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.


                   EXCHANGES AND REDEMPTIONS

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent. Shareholders currently receive the right to redeem up to $100,000 to their address of record automatically, without having to elect it. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed as explained in each Fund's prospectus.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. None of the Funds impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund or portfolio, and including exchanges and redemptions by Checkwriting, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.


           FEATURES AND SERVICES OFFERED BY THE FUNDS


The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers' Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Funds' prospectuses for the address.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the "The Scudder Funds" at the address listed under "Purchases" in the prospectuses.


Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER.


                           THE SCUDDER FAMILY OF FUNDS

   (See "Investment products and services" in the Funds' combined prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.


MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series+

         Scudder Government Money Market Series+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

-----------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

         Scudder Pennsylvania Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund.

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

         Scudder Pathway Series: International Portfolio

-----------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

-----------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

         Scudder Latin America Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-SCUDDER. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


         Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase

Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution


-----------------------------------------------------------------------------------------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $253,680                  $973,704                  $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                    35,062                     46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket


-----------------------------------------------------------------------------------------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                       $119,318                  $287,021                   $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                    59,821                     90,764
            55                        16,709                    20,286                     24,681

Scudder Roth IRA:  Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.


Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the applicable Funds' transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the applicable Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, each Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         Each Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         Each Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The net income of each Fund is determined as of the close of regular trading on the Exchange, usually 4 p.m. eastern time on each day the Exchange is open for trading.

         All the net investment income and all net realized short-term capital gains and net realized short and long-term capital losses of SCIT so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Any losses may be included in the daily dividend for such number of days as is deemed appropriate in order to avoid a disproportionate impact on holders of shares of beneficial interest of the Fund on any one day on which a dividend is declared. All the net investment income and all realized capital gains and losses on securities held for one year or less (short-term capital gain/loss) of Treasury Fund so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. All the investment income of STFMF so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the regular close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends within four business days after the dividend is calculated. Dividends will be invested at the net asset value per share, normally $l.00, determined as of the close of regular trading on the Exchange on the last business day of each month.

         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net investment income in respect of a subsequent semiannual accounting period.

         Net investment income (from the time of the immediately preceding determination thereof) consists of all interest income accrued on the portfolio assets of a Fund, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Expenses of each Fund, including the management fee payable to the Adviser, are accrued each day.

         Normally, each Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Fund determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Fund may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Because the net investment income of each Fund is declared as a dividend each time the net investment income of the Fund is determined, the net asset value per share of each Fund (i.e., the fair value of the net assets of the Fund divided by the number of shares of the Fund outstanding) will remain at $l.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Fund's portfolio, or (ii) net income is a negative amount.

         Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

         Distributions of realized capital gains, if any, are paid in November or December of STFMF's taxable year, although the Fund may make an additional distribution within three months of the Fund's fiscal year end of December 31. STFMF expects to follow the practice of distributing all net realized capital gains to shareholders and expects to distribute realized capital gains at least annually. However, if any realized capital gains are retained by STFMF for reinvestment and federal income taxes are paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Fund on such gains as a credit against their individual federal income tax liability.

         Each Fund does not anticipate realizing any long-term capital gains.

                             PERFORMANCE INFORMATION

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Yield

         For SCIT, Treasury Fund and STFMF, yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. For SCIT and Treasury Fund, the yields for the seven-day period ended June 30, 1998 were 4.81% and 4.91% respectively. If SCIT's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.58%. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.36%. For STFMF, the yield for the seven-day period ended December 31, 1998 was 2.94%. If STFMF's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended December 31, 1998 would have been 2.89%.

Effective Yield

         Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1)^365/7] - 1.

         The effective yield for the seven-day period ended June 30, 1998 was 4.92% for SCIT and 5.03% for Treasury Fund. If SCIT's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.69%. If Treasury Fund's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended June 30, 1998 would have been 4.48%. The effective yield for STFMF for the seven-day period ended December 31, 1998 was 2.99%. If STFMF's Adviser had not absorbed a portion of the Fund's expenses and had imposed a full management fee, the Fund's yield for the seven-day period ended December 31, 1998 would have been 2.94%.

Tax-Equivalent Yield -- Scudder Tax Free Money Fund

         For STFMF, the tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with effective federal income tax rates of 36% and 39.6% would need to earn a taxable yield of 4.13% and 4.37% respectively, to receive after-tax income equal to the 2.64% 30-day tax-free yield of Scudder Tax Free Money Fund on December 31, 1998.

         Yield, effective yield and tax-equivalent yield are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Yield, effective yield and, tax-equivalent yield will vary based on changes in market conditions and the level of the Fund's expenses.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         From time to time, in marketing pieces and other fund literature, the Fund's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.

         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of each Fund's expenses.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

          Where:
                     P         =     a hypothetical initial investment of $1,000
                     T         =     Average Annual Total Return
                     n         =     number of years
                     ERV       =     ending  redeemable  value:  ERV is
                                     the   value,   at  the  end  of  the
                                     applicable period, of a hypothetical
                                     $1,000   investment   made   at  the
                                     beginning of the applicable period.

           Average Annual Total Return for periods ended May 31, 1999


                         One         Five          Ten
                         Year        Years        Years
                         ----        -----        -----

SCIT*                     %            %            %
Treasury Fund**           %            %            %
STFMF***                  %            %            %

* If the Adviser had not absorbed a portion of SCIT expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended May 31, 1999, would have been lower.
** If the Adviser had not absorbed a portion of Treasury Fund expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended May 31,1999 would have been lower.
*** If the Adviser had not absorbed a portion of STFMF expenses and had imposed a full management fee, the average annual total return for the one year, five year and ten year periods ended May 31, 1999, would have been lower.


Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

          Where:
                     C         =     Cumulative Total Return
                     P         =     a hypothetical initial investment of $1,000
                     ERV       =     ending  redeemable  value:  ERV is the
                                     value,  at  the  end  of  the  applicable
                                     period,   of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.


             Cumulative Total Return for periods ended May 31, 1999

                         One         Five          Ten
                         Year        Years        Years
                         ----        -----        -----

SCIT*                     %            %            %
Treasury Fund**           %            %            %
STFMFF***                 %            %            %

* If the Adviser had not absorbed a portion of SCIT's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended May 31, 1999, would have been lower.
** If the Adviser had not absorbed a portion of Treasury Fund's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended May 31, 1999, would have been lower.
*** If the Adviser had not absorbed a portion of STFMF's expenses and had imposed a full management fee, the cumulative total return for the one year, five year and ten year periods ended May 31, 1999, would have been lower.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the manner as cumulative total return.

         Quotations of the Funds' performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.


Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.


         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Fund may be advertised as an investment choice in Scudder's college planning program.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund.


                            ORGANIZATION OF THE FUNDS

         Scudder Cash Investment Trust is a Massachusetts business trust established under a Declaration of Trust dated December 12, 1975. Treasury Fund is a Massachusetts business trust established under a Declaration of Trust dated April 4, 1980. On February 12, 1991, the Board of Trustees of Treasury Fund approved the change in name from Scudder Government Money Fund to Scudder U.S. Treasury Money Fund. Scudder Tax Free Money Fund is a Massachusetts business trust established under a Declaration of Trust dated October 5, 1979, as amended. Each Fund's authorized capital consists of an unlimited number of shares of beneficial interest, par value $.01 per share, all of which are one class and have equal rights as to voting, dividends and liquidation. Shareholders have one vote for each share held. All shares issued and outstanding will be fully paid and non-assessable by the Funds, and redeemable as described in this combined Statement of Additional Information and in the Funds' prospectus. The Trustees of the Funds have the authority to issue more than one series of shares, but have no present intention to do so. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series.

         Each Fund's activities are supervised by a Board of Trustees. Each Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

         The Trustees of Treasury Fund and STFMF, in their discretion, may authorize the division of shares of each of their respective Funds (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to change the method of distribution of shares of the Funds.

         Each Fund has a Declaration of Trust which provides that obligations of the Fund involved are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund involved except if it is determined in the manner provided in the Declarations of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                               INVESTMENT ADVISER

         Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to each Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The

Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and for clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for more than one of the Funds and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Funds. Purchase and sales orders for each Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Funds.


         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


         Upon consummation of this transaction, each Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements (the "Agreements") with Scudder Kemper, which are substantially identical to the former investment management agreements, except for the dates of execution and termination. These agreements became effective September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held on December 15, 1998.


         The Agreements dated September 7, 1998 were last approved by the Trustees of the Funds on August 10, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of their assignment.


         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions set forth, and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, and of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Trust.

         Under each Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, to the extent appropriate, and monitoring various third-party service providers to a Fund (such as a Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of a Fund's federal, state and local tax returns; preparing and filing a Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of a Fund under applicable federal and state securities laws; maintaining or causing to be maintained for a Fund all books, record and reports to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of a Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring a Fund's operating budget; processing the payment of a Fund's bills; assisting a Fund in, and otherwise arranging for, the payment of distributions and dividends, and otherwise assisting a Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Funds, the services of such Trustees, officers and employees as may duly be elected Trustees, officers or employees of a Fund, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.


         Under the Investment Management Agreement between SCIT and the Adviser, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets and 0.35% of such net assets in excess of $1,000,000,000 computed and accrued daily. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services. In addition, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.85% of average daily net assets until September 30, 1999. For the fiscal years ended June 30, 1997, 1998 and 1999 the investment advisory fee was $5,944,464, $5,260,517 and ______, respectively, and the fees not imposed in 1997, 1998 and 1999 amounted to $2,420, $_________ respectively.

         Under the Investment Management Agreement between Treasury Fund and the Adviser, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of its average daily net assets computed and accrued daily and payable monthly. The Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Adviser has agreed not to impose all or a portion of its management fee until September 30, 1999, and during such period to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets.

         For the fiscal years ended June 30, 1997, 1998 and 1999, the investment advisory fee was $2,095,848, $1,995,553, and $________ respectively and the fees not imposed amounted to $1,202,181, $1,378,392 and _________, respectively. For the fiscal year ended June 30, 1999, $_________ of Treasury Fund's investment advisory fee was unpaid at June 30, 1999.

         Under the Investment Management Agreement between STFMF and the Adviser, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.48% of such net assets over $500 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. In addition, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets until September 30, 1999. For the fiscal years ended December 31, 1996, 1997 and 1998 the investment advisory fee was $1,134,327,

$1,120,092, and $1,284,548, respectively and the fees not imposed amounted to $103,572, $238,094 and $167,229, respectively.


         Under the Agreements, the Funds are responsible for all their other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payments for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses, including expenses of issuance, sale, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Funds who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Funds may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of shares of the Funds. Each Fund is also responsible for its expenses of shareholder meetings and expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The expense ratios for SCIT for the fiscal years ended June 30, 1996, 1997 and 1998 were 0.83%, 0.86% and 0.85%, respectively. The ratios of expenses to annual investment income for SCIT for the same years were 14.75%, 15.63% and 15.00%, respectively. The expense ratios for Treasury Fund for the fiscal years ended June 30, 1996, 1997 and 1998 were 0.65%, 0.65% and 0.65%, respectively.
The ratios of expenses to annual investment income for the same periods were 11.94%, 12.65% and 12.10%, respectively. The expense ratios for STFMF for the fiscal years ended December 31, 1996, 1997 and 1998 were 0.70%, 0.65% and 0.65%, respectively. The ratios of expenses to annual investment income for STFMF for the same years were 19.71%, 17.53% and 18.41%, respectively. If reimbursement is required, it will be made as promptly as practicable after the end of a Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.


         Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens & Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees of each Fund who are not "interested persons" of the Fund or the Adviser are represented by independent counsel at that Fund's expense. Dechert Price & Rhoads acts as general counsel for SCIT and Treasury Fund. Willkie, Farr & Gallagher acts as general counsel for STFMF.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Any person, even though also employed by Scudder, who may be or become an employee of and paid by the Fund shall be deemed, when acting within the scope of his or her employment by the Fund, to be acting in such employment solely for the Fund and not as an agent of Scudder.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                              Principal Occupation**       Position with Underwriter,
Name, Age and Address                 Position with Fund      and Affiliations             Scudder Investor Services, Inc.
---------------------                 ------------------      ------------------------     -------------------------------

Daniel Pierce (65)*#@                 President and Trustee   Managing Director of         Vice President, Director and
                                                              Scudder Kemper               Assistant Treasurer
                                                              Investments, Inc.

Henry P. Becton, Jr. (55)#            Trustee                 President and General         --
WGBH                                                          Manager, WGBH Educational
125 Western Avenue                                            Foundation
Allston, MA  02134

Dawn-Marie Driscoll (52)#             Trustee                 Executive Fellow, Center      --
4909 SW 9th Place                                             for Business Ethics;
Cape Coral, FL  33914                                         President, Driscoll
                                                              Associates (consulting
                                                              firm)

Peter B. Freeman (66)#                Trustee                 Corporate Director and        --
100 Alumni Avenue                                             Trustee
Providence, RI  02906

George M. Lovejoy, Jr. (69)#          Trustee                 President and Director,       --
50 Congress Street, Ste. 43                                   Fifty Associates (real
Boston, MA  02109                                             estate corporation)

Dr. Wesley W. Marple, Jr. (67)        Trustee                 Professor of Business        --
Northeastern University                                       Administration,
360 Huntington Avenue                                         Northeastern University
Boston, MA  02115

Kathryn L. Quirk (46)*#+              Trustee, Vice           Managing Director of         --
                                      President and           Scudder Kemper
                                      Assistant Secretary     Investments, Inc.

Jean C. Tempel (56)                   Trustee                 Venture Partner, Internet     --
10 Post Office Square                                         Capital Corporation
Suite 1325
Boston, MA 02109-4603

                                       39

                                                              Principal Occupation**       Position with Underwriter,
Name, Age and Address                 Position with Fund      and Affiliations             Scudder Investor Services, Inc.
---------------------                 ------------------      ------------------------     -------------------------------

Thomas W. Joseph (60)@                Vice President          Senior Vice President of     Vice President, Treasurer and
                                                              Scudder, Kemper              Assistant Clerk
                                                              Investments, Inc.

Ann M. McCreary(42)+                  Vice President          Managing Director of         --
                                                              Scudder Kemper
                                                              Investments, Inc.

Frank J. Rachwalski, Jr. (54)++       Vice President          Managing Director of         --
                                                              Scudder Kemper
                                                              Investments, Inc.

John R. Hebble (40)@                  Treasurer               Senior Vice President of     --
                                                              Scudder Kemper
                                                              Investments, Inc.

Caroline Pearson (37)@                Assistant Secretary     Senior Vice President of     Clerk
                                                              Scudder Kemper
                                                              Investments, Inc.;
                                                              Associate, Dechert Price &
                                                              Rhoads (law firm) 1989 to
                                                              1997.


* Mr. Pierce and Ms. Quirk are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser of the Fund, within the meaning of the 1940 Act, as amended.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Messrs. Becton, Lovejoy and Pierce and Ms. Quirk are members of the Executive Committee for Scudder Cash Investment Trust. Messrs. Lovejoy and Pierce and Mses. Driscoll and Quirk are members of the Executive Committee for the Scudder U.S. Treasury Money Fund. Messrs. Freeman, Lovejoy and Pierce and Ms. Quirk are members of the Executive Committee for Scudder Tax Free Money Fund. The Executive Committee has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.
@        Address: Two International Place, Boston, Massachusetts 02110
+        Address:  345 Park Avenue, New York, New York  10154
++       Address:  222 South Riverside Plaza, Chicago, IL


         As of August 31, 1999, all Trustees and officers as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) 15,000,579 shares, or 1.31%, of the shares of Scudder Cash Investment Trust outstanding on such date.

         As of August 31, 1999, all Trustees and officers as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of Scudder U.S. Treasury Money Fund outstanding on such date.

         As of August 31, 1999, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13 (d) of the Securities exchange Act of 1934) less than 1% of the Tax Free Money Fund outstanding on such date.

         Certain accounts for which the Adviser acts as investment adviser owned 14,093,473 shares in the aggregate, or 5.12% of the outstanding shares of the Tax Free Money Fund on August 31, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of August 31, 1999, 1999, 52,179,947 shares in the aggregate, 18.95% of the outstanding shares of the Tax Free Money Fund, were held in the name of Scudder Trust Company, Disbursement Account, c/o Laurie Clifford, 5 Industrial Way, Salem, NH, 03079 who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of each Fund's knowledge as of August 31, 1999, no person owned of record or beneficially more than 5% of the Fund's outstanding shares, except as stated above.


         The Trustees and officers of each Fund also serve in similar capacities with respect to other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         Each Fund's Board of Trustees is responsible for the general oversight of each Fund's business. A majority of each Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees for each Fund meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on each Fund's respective Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the respective Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from each of SCIT, STFMF and Treasury Fund: an annual trustee's fee of $7,200 for SCIT and $4,800 for STFMF and Treasury Fund; a fee of $150 for attendance at each Board Meeting, Audit Committee Meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $150 for Audit Committee and Contract Meetings and $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison Trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent
Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.


         The Independent Trustees of the Fund also serve as Independent Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1998, the Independent Trustees participated in 26 meetings of the Fund's board or board committees, which were held on 21 different days during the year. The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trusts and from all of the Scudder funds as a group.


                                                                              Scudder U.S.
                               Scudder Cash            Scudder Tax              Treasury
Name                         Investment Trust        Free Money Fund           Money Fund           All Scudder Funds
----                         ----------------        ---------------           ----------           -----------------

Henry P. Becton, Jr.,
Trustee                           $7,823                 $6,023                  $6,023            $135,000 (28 funds)

Dawn-Marie Driscoll,
Trustee                           $8,249                 $6,449                  $6,449            $145,000 (28 funds)

Peter B. Freeman,
Trustee                           $8,062                 $6,070                  $6,070            $172,425 (46 funds)

George M. Lovejoy, Jr.,
Trustee                           $7,823                 $6,023                  $6,023            $148,600 (29 funds)

Dr. Wesley W. Marple, Jr.,
Trustee                           $7,823                 $6,023                  $6,023            $135,000 (28 funds)

Jean C. Temple, Trustee
                                  $7,833                 $6,033                  $6,033            $135,000 (29 funds)

         Members of each Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from either Fund, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

         Each Fund has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation.

         As agent, the Distributor currently offers shares of the Funds on a continual basis to investors in all states in which the Funds may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accept orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of either Fund.


         Each Fund's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999 and from year to year only if its continuance is approved annually by a majority of the respective Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund. Each Fund has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws and to assume the cost of preparation of prospectuses and other expenses. The Distributor pays all expenses of printing prospectuses used in offering shares (other than prospectuses used by the Funds for transmission to shareholders, for which the Funds pay printing expenses), expenses, other than filing fees, of qualification of the respective Fund's shares in various states, including registering each Fund as a dealer, and all other expenses in connection with the offer and sale of shares which are not specifically allocated to the Funds. Each Fund's underwriting agreement was approved by the respective Fund's Trustees on August 9, 1999.


         Under the underwriting agreements, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses, notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor. Although each Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, each Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by each Fund, notwithstanding any other provision to the contrary in the underwriting agreement and each Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

                                      TAXES

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.


         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund. Presently, each Fund has no capital loss carryforwards.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by each Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by each Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


         The Tax Free Money Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constituted "exempt-interest dividends."


         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional Shares will have a cost basis for federal income tax purposes in each Share so received equal to the net asset value of a Share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Over-the-counter options on debt securities written or purchased by each Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any stock in a Fund's portfolio similar to the stocks on which the index is based. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Many futures and forward contracts entered into by each Fund and listed nonequity options written or purchased by each Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of each Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term.

         Notwithstanding any of the foregoing, each Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of a Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulations regulatories may apply similar treatment to other transactions with respect to property that becomes substantially worthless.


         Investments by a Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Money Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.


         Each Fund will be required to report to the IRS all distributions of investment company taxable income, capital gains and (should the Fund fail to maintain a constant net asset value) as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Money Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.


         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is determined by Scudder Fund Accounting Corporation twice daily as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the total assets of each Fund, less all of its liabilities, by the total number of shares of each Fund outstanding. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield if he purchased shares of each Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in each Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of each Fund's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.

Shareholder Indemnification

         The Funds are organizations of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of each Fund contain an express disclaimer of shareholder liability in connection with the Funds' property or the acts, obligations or affairs of the Funds. The Declarations of Trust also provide for indemnification out of the Funds' property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

         Dechert Price & Rhoads acts as general counsel for SCIT and Treasury Fund. Willkie, Farr & Gallagher acts as general counsel for STFMF.

          SCIT and Treasury Fund each have a fiscal year end of June 30. The fiscal year end for STFMF is December 31 .

         Portfolio securities of each Fund are held separately, pursuant to separate custodian agreements, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         The CUSIP number of Scudder Cash Investment Trust is 811118-10-8.

         The CUSIP  number of  Scudder  Tax Free  Money  Fund is
811235-10-0.

         The CUSIP number of Scudder U.S. Treasury Money Fund is 81123P-10-6.

         The name "Scudder Cash Investment Trust" is the designation of the Fund for the time being under a Declaration of Trust dated December 12, 1975, the name "Scudder U.S. Treasury Money Fund" is the designation of the Fund for the time being under a Declaration of Trust dated April 4, 1980 and the name "Scudder Tax Free Money Fund" is the designation of the Fund for the time being under a Declaration of Trust dated December 9,1987, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. No series is liable for the obligations of any other series. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.


         Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes the Funds' net asset value. Each Fund pays SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended June 30, 1998 and 1997, SFAC charged SCIT aggregate fees of -$________ and $105,874. For the fiscal year ended June 30, 1999, the amount charged to SCIT by SFAC aggregated $_______, of which $_________ was unpaid at June 30, 1999. For the fiscal years ended June 30, 1998 and 1997, SFAC charged Treasury Fund aggregate fees of $_________ and $50,134. For the year ended June 30, 1999, the amount charged to Treasury Fund by SFAC aggregated $_____, of which $_____ was unpaid at June 30, 1999. For the fiscal years ended December 31, 1998 and 1997, SFAC charged STFMF aggregate fees of $_________ and $44,913. For the year ended December 31, 1999, the amount charged to STFMF by SFAC aggregated $_________, of which $_________ was unpaid at December 31, 1999.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for both funds. Service Corporation also serves as shareholder service agent for the Funds and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Funds each pay Service Corporation an annual fee of $31.50 for each regular account and $34.50 for each retirement account maintained for a participant. For the fiscal years ended June 30, 1998 and 1997, Service Corporation charged SCIT aggregate fees of $_________ and $2,907,025. For the year ended June 30, 1999, the amount charged to SCIT aggregated $_______, of which $_________was unpaid at June 30, 1999. For the fiscal years ended June 30, 1998 and 1997, Service Corporation charged Treasury Fund aggregate fees of $____________ and $710,792. For the year ended June 30, 1999, the amount charged to Treasury Fund by SSC aggregated $________, of which $_________was unpaid at June 30, 1999. For the fiscal years ended December 31, 1998 and 1997, Service Corporation charged STFMF an aggregate fee of $_________ and $204,129. For the fiscal year ended December 31, 1999, Service Corporation charged STFMF aggregate fees of $________, of which $_________was unpaid at December 31, 1999.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

         Scudder Trust Company, Two International Place, Boston, MA 02110-4103, an affiliate of the Adviser provides services for certain retirement plan accounts. The Funds each pay Scudder Trust Company an annual fee of $34.50 for each account maintained for a participant. For the fiscal years ended June 30, 1998 and 1997, Scudder Trust Company's fees amounted to $__________ and $1,699,834 for SCIT and $______ and $525,821 for Treasury Fund. For the year ended June 30, 1999, the amount charged to SCIT by STC aggregated $_________, of which $_______was unpaid at June 30, 1999. For the year ended June 30, 1999, the amount charged Treasury Fund by STC aggregated $________, of which $_________ was unpaid at June 30, 1999.


         This Statement of Additional Information contains the information of Scudder Cash Investment Trust, Scudder Tax Free Money Fund and Scudder U.S. Treasury Money Fund. Each Fund, through its combined prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

         The Funds' combined prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statements which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to the Funds and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Cash Investment Trust

         The financial statements, including the investment portfolio, of Scudder Cash Investment Trust, together with the Financial Highlights and notes to financial statements in the Semiannual Report to the Shareholders of the Fund dated December 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder U.S. Treasury Money Fund

         The financial statements, including the investment portfolio, of Scudder U.S. Treasury Money Fund, together with the Financial Highlights and notes to financial statements in the Semiannual Report to the Shareholders of the Fund dated December 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder Tax Free Money Fund

         The financial statements, including the investment portfolio, of Scudder Tax Free Money Fund, together with the Report of Independent
Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated December 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB and B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay principal and interest. Adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'f-1+.' Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time.

Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

     (a)            (1)                     Amended and Restated Declaration of Trust dated December 9, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement.)

                    (2)                     Amendment to the Amended and Restated Declaration of Trust dated December
                                            11, 1990.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement.)

     (b)            (1)                     By-Laws dated October 5, 1979 as amended through December 19, 1979.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement.)

                     (2)                    Amendment to the By-Laws dated August 13, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement.)

                    (3)                     Amendment to the By-Laws dated December 10, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement.)

     (c)                                    Inapplicable.

     (d)                                    Investment Management Agreement between the Registrant and Scudder Kemper
                                            Investments, Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                            Registration Statement.)

                                            Underwriting Agreement between the Registrant and Scudder Investor Services,
     (e)                                    Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                            Registration Statement.)

     (f)                                    Inapplicable.

     (g)            (1)                     Custodian Contract with State Street Bank and Trust Company dated December
                                            31, 1979.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

                    (2)                     Amendment to the Custodian Contract with State Street Bank and Trust Company dated December 11, 1990.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

                    (3)                     Fee schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                            Registration Statement.)

                                       1

                    (4)                     Subcustodian Agreement between State Street Bank and Morgan Guaranty Trust
                                            Company of New York dated November 25, 1985.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

                    (5)                     Subcustodian Agreement between State Street Bank and Irving Trust Company dated November 30, 1987.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

                    (6)                     Subcustodian Agreement between State Street Bank and Chemical Bank dated May
                                            31, 1988.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

                    (7)                     Subcustodian Agreement between State Street Bank and Security Pacific
                                            National Trust Company (New York)  dated February 18, 1988.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

                    (8)                     Subcustodian Agreement between State Street Bank and Bankers Trust  Company dated August 15, 1989.
                                            (Incorporated by reference to Post-Effective amendment No. 23 to the
                                            Registration Statement.)

     (h)            (1)                     Transfer Agency and Service Agreement with Scudder Service Corporation dated
                                            October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement.)

                    (2)                     Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 25 to the
                                            Registration Statement.)

                    (3)                     Fund Accounting Services Agreement between the Registrant and Scudder Fund
                                            Accounting Corporation dated September 27, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 18 to the
                                            Registration Statement.)

     (i)                                    Consent of Legal Counsel.
                                            (To be filed by Amendment.)

     (j)                                    Consent of Independent Accountants.
                                            (To be filed by Amendment.)

     (k)                                    Inapplicable.

     (l)                                    Inapplicable.

     (m)                                    Inapplicable.

     (n)                                    Article 6 Financial Data Schedules.
                                            (To be filed by Amendment.)

     (o)                                    Inapplicable.


Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
         (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                           (A) by the court or other body approving the
                  settlement or other disposition; or

                           (B) based upon a review of readily available facts
                  (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

         (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

         (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser.
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**


                                       5

                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

                   (1)                                        (2)                              (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110



                                       6

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110



                                       7


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions        Compensation
                 -----------             -----------       ---------------       -----------        ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 29th of July, 1999.

                         SCUDDER TAX FREE MONEY FUND

                         By  /s/Lynn S. Birdsong
                             -------------------
                             Lynn S. Birdsong*
                             President (Principal Executive Officer) and Trustee



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Lynn S. Birdsong
---------------------------------------
Lynn S. Birdsong*                            President and Trustee                        July 29, 1999

/s/Henry P. Becton, Jr.
---------------------------------------
Henry P. Becton, Jr.*                        Trustee                                      July 29, 1999

/s/Dawn-Marie Driscoll
---------------------------------------
Dawn-Marie Driscoll*                         Trustee                                      July 29, 1999

/s/Peter B. Freeman
---------------------------------------
Peter B. Freeman*                            Trustee                                      July 29, 1999

/s/George M. Lovejoy, Jr.
---------------------------------------
George M. Lovejoy, Jr.*                      Trustee                                      July 29, 1999

/s/Wesley W. Marple, Jr.
---------------------------------------
Wesley W. Marple, Jr. *                      Trustee                                      July 29, 1999

/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Trustee, Vice President, and                 July 29, 1999
                                             Assistant Secretary
/s/Jean C. Tempel
---------------------------------------
Jean C. Tempel*                              Trustee                                      July 29, 1999

/s/John R. Hebble
---------------------------------------
John R. Hebble                               Treasurer                                    July 29, 1999


*By:     /s/Caroline Pearson
         --------------------
         Caroline Pearson
         Attorney-in-fact pursuant to the powers of
         attorney for Lynn S. Birdsong, Henry P. Becton,
         Dawn-Marie Driscoll, Peter B. Freeman, George M.
         Lovejoy, Jr., Wesley W. Marple, Jr., Kathryn L.
         Quirk, and Jean C. Tempel contained in this
         Post-Effective amendment to the Registration
         Statement.

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Lynn S. Birdsong
---------------------------------------
Lynn S. Birdsong                             Trustee and President


                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Henry P. Becton, Jr.                                                                   7/3/99
---------------------------------------
Henry P. Becton, Jr.                         Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Dawn Marie Driscoll                                                                    6/26/99
---------------------------------------
Dawn-Marie Driscoll                          Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----



/s/Peter B. Freeman                                                                       6/30/99
---------------------------------------
Peter B. Freeman                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/George M. Lovejoy, Jr.                                                                 6/29/99
---------------------------------------
George M. Lovejoy, Jr.                       Trustee


                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Wesley W. Marple, Jr.                                                                  6/26/99
---------------------------------------
Wesley W. Marple, Jr.                        Trustee


                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk                             Trustee


                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Jean C. Tempel                                                                         June 29, 1999
---------------------------------------
Jean C. Tempel                               Trustee



                                                               File No. 2-65669
                                                               File No. 811-2959


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 30

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                           SCUDDER TAX FREE MONEY FUND

                           SCUDDER TAX FREE MONEY FUND

                                  EXHIBIT INDEX